CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 931	$ 1,021,023
Short term loans receivable	12,517,000	10,697,950
Interest receivable on loans	188,348	171,483
Other current assets	34,292	18,540
Total current assets	12,740,571	11,908,996
Investment in real estate	146,821	146,821
Long term loans receivable	3,058,950	3,997,000
Other assets	17,500	0
Security deposit	6,637	6,637
Investment in privately held company	65,000	65,000
Total assets	16,035,479	16,124,454
Current liabilities:
Short term loans	1,319,465	1,319,465
Line of credit	5,300,000	5,350,000
Accounts payable and accrued expenses	17,468	57,066
Deferred origination fees	123,512	132,017
Income taxes payable	213,224	373,219
Total liabilities, all current	6,973,669	7,231,767
Commitments
Stockholders’ equity:
Preferred shares - $.01 par value; 5,000,000 shares authorized; no shares issued	0	0
Common shares - $.001 par value; 25,000,000 authorized; 4,433,190 issued; 4,256,190 outstanding	4,433	4,433
Additional paid-in capital	9,748,664	9,745,249
Treasury stock, at cost - 177,000 shares	(369,335)	(369,335)
Accumulated deficit	(321,952)	(487,660)
Total stockholders’ equity	9,061,810	8,892,687
Total liabilities and stockholders’ equity	$ 16,035,479	$ 16,124,454